Leases (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease right-of-use assets	$ 653,832	$ 852,514
Operating lease liabilities	658,401	863,566
Finance Leases
Finance lease right-of-use assets	3,625,326	3,852,605
Finance lease liabilities	$ 3,644,828	$ 3,857,883